NET LOSS PER SHARE - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (64,851)	$ (23,427)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$ (64,851)	$ (23,427)
Denominator for Basic and Dilutive EPS - Weighted-average common stock	3,690,523	1,523,096
Basic and dilutive loss per share	$ (17.57)	$ (15.38)
Common Stock
Denominator for Basic and Dilutive EPS - Weighted-average common stock	3,690,523	1,523,096